Fair Value (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Risk-free interest rate		1.65%	0.06%
Time to expiration (in years)		7 years	7 years
Dividend yield
Face value	$ 4,054,000	$ 10,911,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Risk-free interest rate	4.20%	4.46%
Time to expiration (in years)	1 year 9 months 3 days	1 year 10 months 2 days
Volatility	95.00%	85.00%
Dividend yield
Stock price	$ 0.58	$ 3.25
Face value	$ 3,654,342	$ 10,000,000
Fixed conversion rate	$ 15.00	$ 15.00
Roll-forward discount rate	23.19%	5.11%